Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE (“PVP”)
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years. In determining the Compensation Actually Paid to our principal executive officer (“PEO”) and
Non-PEO
NEOs reported in the table below, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022, and 2023 calendar years. Note that for our NEOs other than our PEO, compensation is reported as an average.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income MM ($) (4)	Return on Average Assets (5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	2,073,765	1,383,605	668,792	560,197	114	108	80.0	1.08%

2022	2,213,109	2,543,027	659,563	694,852	138	108	101.4	1.44%

2021	1,869,786	2,927,802	604,668	750,438	127	120	98.7	1.64%

2020	1,463,615	1,193,723	452,948	344,616	59	89	42.2	0.72%

(1)	The PEO was Bonita I. Lee for each year shown in the table above.

(2)	Non-PEO NEOs for 2021, 2022 and 2023 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Michael Du. Non-PEO NEOs for 2020 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Min Park.

(3)
The Peer Group used for this calculation was the S&P U.S. Small Cap Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year for the Company and in the S&P U.S. Small Cap Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. We chose to use the S&P 500 U.S. Small Cap Banks Index as the Peer Group in this year’s Pay Versus Performance Disclosure based on new guidance from the SEC. Although the peer group in last year’s Pay Versus Performance disclosure, the KBW Nasdaq Regional Banking Index, is utilized as a metric to determine the vesting of the performance-based restricted stock units, this index is not consistently used each year by the CHR Committee and the Company to determine the pay for all executives. If the KBW Nasdaq Regional Banking Index was used for the peer group this year, the TSRs for 2020 through 2023 would be $91, $125, $116, and $116, respectively.

(4)	Net Income reflected represents GAAP Net Income as reported on Form 10-K consolidated financials.

(5)
We determined Return on Average Assets (ROAA) to be the most important financial performance measure used to link Company performance to the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. ROAA may not have been the most important financial performance measure for prior years, and we may determine a different financial performance to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Average Assets (ROAA)
Named Executive Officers, Footnote	Non-PEO NEOs for 2021, 2022 and 2023 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Michael Du. Non-PEO NEOs for 2020 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Min Park.
Peer Group Issuers, Footnote	The Peer Group used for this calculation was the S&P U.S. Small Cap Banks Index
PEO Total Compensation Amount	$ 2,073,765	$ 2,213,109	$ 1,869,786	$ 1,463,615
PEO Actually Paid Compensation Amount	$ 1,383,605	2,543,027	2,927,802	1,193,723
Adjustment To PEO Compensation, Footnote
PEO Compensation
To determine the amounts in column (c) of the PVP table above, the following amounts were deducted from and added to (as applicable) the PEO’s total compensation as reported in the Summary Compensation Table (“SCT”), in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for PEO ($)	SCT Reported Equity Award Value for PEO ($)	Equity Award Adjustments for PEO ($) (1)	Compensation Actually Paid to PEO ($)

2023	2,073,765	(715,010)	24,850	1,383,605

(1)	Represents the year-over-year change in the fair value of equity awards to Bonita I. Lee as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	531,446	(320,874)	—	(185,722)	—	—	24,850
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions.

Non-PEO NEO Average Total Compensation Amount	$ 668,792	659,563	604,668	452,948
Non-PEO NEO Average Compensation Actually Paid Amount	$ 560,197	694,852	750,438	344,616
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEO Compensation
To determine the amounts in column (e) in the PVP table, the following amounts were deducted from and added to (as applicable) our
Non-PEO
NEO’s average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	Average SCT Total for Non-PEO NEOs ($)	Average SCT Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	668,792	(145,703)	37,108	560,197

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	108,298	(58,540)	—	(12,650)	—	—	37,108
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (CAP) vs. Hanmi
4-year
Cumulative TSR vs. Peer
4-year
Cumulative TSR
The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR during the four most recently completed fiscal years, and the TSR for the S&P U.S. Small Cap Banks Index over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid (CAP) vs.
Net-Income
The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid (CAP) vs. Company Selected Measure (CSM): Return on Average Assets
The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Return on Average Assets during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid (CAP) vs. Hanmi
4-year
Cumulative TSR vs. Peer
4-year
Cumulative TSR
The chart below sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR during the four most recently completed fiscal years, and the TSR for the S&P U.S. Small Cap Banks Index over the same period.

Tabular List, Table
Company-Selected Measure and Other Financial Performance Measures
The following financial performance measures are used to link Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2023 to Company performance. The measures in this table are not ranked.

Performance Measure

Return on Average Assets

Non-Performing Assets to Total Assets

Efficiency Ratio

Total Shareholder Return Amount	$ 114	138	127	59
Peer Group Total Shareholder Return Amount	108	108	120	89
Net Income (Loss)	$ 80,000,000	$ 101,400,000	$ 98,700,000	$ 42,200,000
Company Selected Measure Amount	0.0108	0.0144	0.0164	0.0072
PEO Name	Bonita I. Lee
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 2
Pay vs Performance Disclosure
Name	Non-Performing Assets to Total Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | SCT Reported Equity Award Value For CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (715,010)
PEO | Equity Award Adjustments For CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,850
PEO | Year End Fair Value Of Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,446
PEO | Year Over Year Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(320,874)
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,722)
Non-PEO NEO | SCT Reported Equity Award Value For CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,703)
Non-PEO NEO | Equity Award Adjustments For CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,108
Non-PEO NEO | Year End Fair Value Of Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,298
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,540)
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,650)